Acquisitions and Dispositions - Additional Information (Detail) $ in Millions, $ in Millions	Jun. 26, 2019 USD ($)	Jun. 26, 2019 ARS ($)	Dec. 31, 2021 ARS ($)	Nov. 29, 2021 MMBoe	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	May 29, 2019 USD ($) MMBoe	Dec. 31, 2018 ARS ($)
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Borrowings			$ 757,215		$ 678,306	$ 526,760		$ 335,078
CTEB [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Voting interest percentage							50.00%
Top of increased of installed capacity | MMBoe							567
Ownership interest, value							$ 282
Goodwill							$ 229
Price adjustment for consideration	$ 10
CTEB [member] | Scenario Forecast [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Top of increased of installed capacity | MMBoe				847
CTEB [member] | IEASA [member]
Disclosure of detailed information about Acquisitions and Dispositions [Line Items]
Borrowings		$ 170
Proceeds From Capital Contribution.		$ 100